POST REPORTING EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 07, 2018	Dec. 31, 2017	Dec. 15, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 21, 2017	Dec. 31, 2016	Dec. 15, 2016	Sep. 15, 2016	Jun. 15, 2016	Mar. 21, 2016	Dec. 15, 2015	Sep. 15, 2015	Jun. 15, 2015	Mar. 19, 2015
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (in shares)		58,799,910	58,799,910	59,036,310	59,169,710	59,110,335	59,060,335	59,060,335	58,621,585	58,602,835	58,522,835	58,667,535	59,502,185	59,621,238	60,355,638
Number of shares issued (in shares)			58,799,910	59,036,310	59,169,710	59,110,335		59,060,335	58,621,585	58,602,835	58,522,835	58,667,535	59,502,185	59,621,238	60,355,638
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (in shares)	58,799,910
Cash dividends declared (in US dollars per share)	$ 0.14
Estimated amount of dividend payment	$ 8.2
Number of shares issued (in shares)	58,799,910